UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6727

Dominion Funds, Inc.
(Exact name of registrant as specified in charter)

21509 Willisville Road, Upperville, VA  20184
(Address of principal executive offices)(Zip code)

Paul Dietrich, 21509 Willisville Road, Upperville, VA  20184
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 416-2053

Date of fiscal year end: June 30

Date of reporting period: 07/01/08 --- 12/31/08

Item 1. Reports to Stockholders.

Semi-Annual Report
December 31, 2008

Shepherd Fund
A Series Of Dominion Funds, Inc.

March 2, 2008
Shepherd Fund

Dear Fund Shareholders,

For the calendar year 2008, the SHEPHERD FUND lost -16.1% versus a loss of -37% in the S&P 500 Index Total Return.

In the first two months of 2009, to February 28, 2009 the SHEPHERD FUND lost -0.47% versus a loss of -21.52% in the S&P 500 Index Total Return.

MORNINGSTAR ranked the SHEPHERD FUND as of February 28, 2009 in the top 1% in performance for the past one year, three years and five years compared to other funds in the category.

2008 saw one of the worst stock market years since the Great Depression.  I believe that 2009 will be just as bad and we will not see a recovery until ealy to mid- 2010.

IN AN UNCERTAIN WORLD—

RISK MANAGEMENT IS ALL IMPORTANT!

FOXHALL CAPITAL manages risk in your Fund’s portfolio in several ways:

▪	we aggressively move to bonds or money market funds if there is a bear market recession or sustained US and global market decline.

We feel this strategy is the best way to protect your investment principal in a bear market or recession while providing appreciation when the market is rising.

CONCLUSION

We will continue our Defensive Investment Strategy and capital preservation will be our goal until the stock market and the economy start a sustained trend upwards.

Until then….

Patience!

Paul Dietrich
President & Chief Investment Officer

Opinions expressed are those of Foxhall Capital Management, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible.  This report is intended for shareholder use only and must be preceded or accompanied by a prospectus.  Read it carefully before investing or sending money.

Automatic investment plans do not assure a profit and do not protect against a loss in declining markets.

TABLE OF CONTENTS

 Page

TOP TEN HOLDINGS AND ASSET ALLOCATION	3

EXPENSE EXAMPLE	4

SCHEDULE OF INVESTMENTS IN SECURITIES	5

FINANCIAL STATEMENTS	6

ADDITIONAL INFORMATION	15

TOP TEN HOLDINGS AND ASSET ALLOCATION

December 31, 2008
Top Ten Holdings	(% of Net Assets)	Asset Allocation by Sector	(% of Net Assets)
iSHARES Barclays Short Treasury Bond	31.23%	Fixed Income ETF'S	98.44%
SPDR Barclays Capital 1-3 Month T-Bill ETF	31.10%
iSHARES Barclays 1-3 Year Treasury Bond	36.11%
	98.44%		98.44%

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 through December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. In addition to the sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, Inc., the Funds' transfer agent.  Redemption proceeds can be sent via overnight “express” mail (such as Federal Express), if requested, for a $20.00 service charge, or can be sent by wire transfer for a $15.00 fee.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if this transactional cost were included, your costs would have been higher.

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Actual	$1,000.00	$843.15	$10.45
Hypothetical (5% return before expenses)	$1,000.00	$1,013.86	$11.42

* Expenses are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SCHEDULE OF INVESTMENTS IN SECURITIES

THE SHEPHERD FUND
Schedule of Investments in Securities
December 31, 2008
(unaudited)

(Showing Percentage of Net Assets)
COMMON STOCKS--(98.44%)
	Shares	Value
FIXED INCOME ETF'S--(98.44%)
iSHARES Barclays Short Treasury Bond	21,585	$2,382,768
SPDR Barclays Capital 1-3 Month T-Bill ETF	51,835	2,373,525
iSHARES Barclays 1-3 Year Treasury Bond	32,545	2,755,194
TOTAL COMMON STOCKS--(98.44%)			7,511,487
OTHER ASSETS LESS LIABILITIES - NET--(1.56%)			119,104
NET ASSETS--(100.%)			7,630, 591

FINANCIAL STATEMENTS

DOMINION FUNDS, INC.

SHEPHERD FUND
Statement of Assets and Liabilities
December 31, 2008
(unaudited)

ASSETS
Investments in securities, at value
(cost of $7,482,931)	$7,511,487
Cash	132,682
Total Assets	7,644,169

LIABILITIES
Payable to advisor	8,804
Payable to administrator	4,774
Total Liabilities	13,578
NET ASSETS	$7,630,591

NET ASSETS CONSIST OF:
Capital stock - par value	$1,789
Paid in capital	11,642,355
Accumulated net realized loss	(4,036,537)
Undistributed net investment income	(5,572)
Net unrealized appreciation	28,556
NET ASSETS	$7,630,591

CAPITAL SHARES OUTSTANDING
(200,000,000 authorized shares; $.001 par value)	1,788,593

NET ASSET VALUE PER SHARE	$4.27

OFFERING PRICE PER SHARE (net asset value plus sales charge of
4.75% of the offering price)	$4.48

The accompanying notes are an integral part of these financial statements.

DOMINION FUNDS, INC.
SHEPHERD FUND
Statement of Operations
For the Six Months Ended December 31, 2008
(unaudited)

Investment Income
Dividends	$84,937
Interest	2,243
Total investment income	87,180

Expenses
Investment advisory fee	41,223
Administration fee	51,529
Total expenses	92,752

Net Investment Loss	(5,572)

Realized and Unrealized Gain on Investments (Note 4)
Net realized loss on investments	(236,921)
Net change in unrealized depreciation on investments	(1,265,347)
Net realized and unrealized loss on investments	(1,502,268)

Net Decrease in Net Assets Resulting from Operations	$(1,507,840)

The accompanying notes are an integral part of these financial statements.

DOMINION FUNDS, INC.
SHEPHERD FUND
Statement of Changes in Net Assets

	Six months ended December 31, 2008 (unaudited)	Year Ended June 30, 2008

Increase in Net Assets from Operations
Net investment gain/(loss)	$(5,572)	$(80,066)
Net realized gain (loss) on investments	(236,921)	40,524
Capital gain distributions from underlying fund	-	-
Net change in unrealized appreciation/(depreciation)
on investments	(1,265,347)	119,906

Net increase/(decrease) in net assets resulting from
operations	(1,507,840)	80,364

Distributions to shareholders	-	-
Capital Share Transactions (Note 5)	(183,501)	145,307

Total Increase	(1,691,341)	225,671

Net Assets
Beginning of period	9,321,932	9,096,261

End of period (includes undistributed net investment loss -
$0 and $0, respectively)	$7,630,591	$9,321,932

The accompanying notes are an integral part of these financial statements.

DOMINION FUNDS, INC.
SHEPHERD FUND.
Financial Highlights
For a share of capital stock outstanding throughout the period

	Six months ended December 31, 2008		For the years ended June 30,
	(unaudited)		2008	2007	2006	2005	2004
PER SHARE DATA
Net asset value, beginning of period	$5.06		$5.00	$4.40	$3.61	$3.52	$3.31

Income from investment operations:
Net investment loss	(0.00)		(0.04)	0.00	(0.06)	(0.04)	(0.05)
Net realized and unrealized
gain (loss) on investments	(0.79)		0.10	0.60	0.85	0.13	0.26
Total from investment operations	(0.79)		0.06	0.60	0.79	0.09	0.21

Less distributions	-		-	-	-	-	-

Net asset value, end of period	$4.27		$5.06	$5.00	$4.40	$3.61	$3.52

Total Return (a)	(15.69)%		1.20%	13.64%	21.88%	2.56%	6.34%

Ratios and Supplemental Data:
Net assets, end of period (000's)	$7,631		$9,322	$9,096	$7,179	$6,380	$4,990
Ratio of expenses, excluding interest	2.25	%(b)	2.25%	2.25%	2.25%	2.25%	2.25%
expense, to average net assets
Ratio of expenses, including interest	-		2.27%	-	-	-	-
expense to average net assets
Ratio of net investment gain (loss) to	(0.16	)%(b)	(0.86)%	(0.09)%	(1.33)%	(1.28)%	(1.37)%
average net assets
Portfolio turnover rate	130.00%		309.01%	382.33%	190.31%	487.33%	258.84%

(a)	Sales load is not reflected in total return
(b)	Annualized

The accompanying notes are an integral part of these financial statements.

DOMINION FUNDS, INC.
SHEPHERD FUND
Notes to Financial Statements
December 31, 2008
(unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Dominion Funds, Inc. (the “Company”) is a diversified regulated investment company and was incorporated in the State of Texas on June 5, 1992.  The Company may designate one or more series of common stock; however, at this time the Shepherd Fund (the “Fund”) is the only series of the Company.  The primary investment objective of the Fund is growth of capital.  The Fund will invest in a diversified portfolio of common stock of companies that meet the Fund’s investment and social criteria.  The following is a summary of the Fund’s significant accounting policies.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

DOMINION FUNDS, INC.
SHEPHERD FUND
Notes to Financial Statements
December 31, 2008
(unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 - Accounting for Uncertainty in Income Taxes on July 1, 2007.  FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

The Fund adopted Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) on January 1, 2008.  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participant at the measurement date.  FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based in the transparency of inputs to the valuation of an asst or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the assets or liability.  Observable inputs reflect the assumptions market participants would use in pricing the assets or liability based in market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based in the best information available in the circumstances.  The Partnership’s investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Partnership’s investment.  These inputs are summarized in three broad levels.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Partnership’s own assumptions used to determine the fair value of investments)

The inputs and methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Partnership’s investment in securities as of December 31, 2008:

	Investments	Other Financial
Valuation Inputs:	In Securities	Instruments
Level 1 – Quoted Prices	$7,511,487	$-
Level 2 - Significant Other Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$7,511,487	$-

DOMINION FUNDS, INC.
SHEPHERD FUND
Notes to Financial Statements
December 31, 2008
(unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end.  Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums are amortized over the useful lives of the respective securities.  Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Reclassifications:  In accordance with SOP-93-2, the Fund has recorded a reclassification in the capital accounts.  As of June 30, 2008 the Fund has recorded a permanent book/tax difference of $80,066 from net investment loss to paid-in-capital.  This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from these estimates

2.	INVESTMENT ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT

The Fund has an investment advisory agreement (the “agreement”) with Foxhall Capital Management (the “Advisor”), formerly Nye, Parnell & Emerson Capital Management, Inc. The Advisor provides the Fund with investment advice and recommendations for investments.  Under the terms of the agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00%.  For the six month period ended December 31, 2008 the Advisor earned advisory fees of $41,223.  At December 31, 2008 the Fund owed the Advisor $8,804 in advisory fees.

The Fund has an administration agreement with Foundation Management, Inc., an affiliate of the Advisor, (the “Administrator”).  The Administrator is responsible for the administration of the Fund and overall management of the Fund’s business affairs.  Under the terms of the administrative agreement, the Fund will pay the Administrator a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.25%.  For the six month period ended December 31, 2008 the Administrator earned fees of $51,529.  At December 31, 2008 the Fund owed the Administrator $4,773 in administrative fees.

The Fund has adopted a distribution plan (the “Plan”).  Under the Plan, if the payment of administration fees by the Fund to the Administrator is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan.  The Plan specifically recognizes that the Administrator may use its administration fee, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder support services.  For the six-month period ended December 31, 2008 no such payments were made.

DOMINION FUNDS, INC.
SHEPHERD FUND
Notes to Financial Statements
December 31, 2008
(unaudited)

2.	INVESTMENT ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT (continued)

Certain directors and officers of the Fund are also directors and officers of the Advisor and Administrator.

3.	INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six-month period ended December 31, 2008 were as follows:

Purchases	$10,369,018
Proceeds from sales	$10,968,654

4.            FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  As of June 20, 2008, the components of accumulated earnings on a tax basis were as follows:

Federal tax cost of investments, including short
term investments	$8,271,816

Gross tax appreciation of investments	$1,375,216
Gross tax depreciation of investments	(81,313)
Net tax appreciation	$1,293,903

Undistributed ordinary income	$-
Undistributed capital gain income	$-
Accumulated capital losses	$3,807,592

The accumulated capital loss carryovers listed above expire as follows:

Amount
2009	$2,928,034
2010	$879,558

5.             CAPITAL SHARE TRANSACTIONS

As of December 31, 2008 there were 1,000,000,000 shares of $.001 par value capital stock authorized, of which 200,000,000 shares are classified as the Fund’s series; the balance is unclassified.  The total par value and paid-in capital totaled $11,644,144.  Transactions in capital stock were as follows:

	December 31, 2008		June 30, 2008
	Shares	Amount	Shares	Amount
Shares sold	158,872	$792,774	551,143	$2,696,688
Shares issued in
Reinvestment of dividends	-	-	-	-
Shares redeemed	(213,848)	(976,275)	(527,189)	(2,551,381)
Net increase (decrease)	(54,976)	$(183,501)	23,954	$145,307

DOMINION FUNDS, INC.
SHEPHERD FUND
Notes to Financial Statements
December 31, 2008
(unaudited)

6.             NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

ADDITIONAL INFORMATION

Information about Directors

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors.  Information pertaining to the directors of the Fund is set forth below.  The Statement of Additional Information includes additional information about the Fund's directors and is available, without charge, upon request by calling  (800) 416 2053.

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

Interested Director

Paul Dietrich * 21509 Willisville Road Upperville, VA 20184 Age: 59	Chairman, President, Director	Indefinite term; Director since 2001; Chairman since 2002; President since 2003
President and Managing Director of Eton Court Asset Management, Ltd. (“Eton Court”) (parent of Foxhall Capital Management, Inc., the Fund’s investment advisor) and President of Foundation Management, Inc., the Fund’s administrator (1999 – present).
None

Non-Interested Director

Douglas W. Powell 6210 Campbell Road Suite 128 Dallas, TX 75248 Age: 68	Director	Indefinite term; Director since 1999
Registered representative of New Investor World Incorporated (2000 – present); COO/CFO NIW Companies, Inc. (2002 – Present); CEO Rushmore Investment Management Corp. (2001 –2002); Chairman and Chief Executive Officer of Northstar Financial Group (1995 - 2001).
None

*
This director is considered an “interested person” as defined in the Investment Company Act of 1940 because of his affiliations with Foxhall Capital Management, Inc., the Fund’s investment advisor, and Foundation Management, Inc., the Fund’s administrator.

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available without charge, upon request, by calling 1-800-416-2053.  The Forms N-Q are also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

The Fund has adopted proxy voting policies and procedures that delegate to Foxhall Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-800-416-2053.  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Proxy Voting Record

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge by calling 1-800-416-2053 or by accessing the SEC’s website at http://www.sec.gov.

Advisory Contract Renewal

On August 25, 2008, the Board of the Directors of the Fund approved the continuance for one additional year of the Fund’s investment advisory agreement dated November 1, 1999 (the “Advisory Agreement”) with the Advisor.  In connection with the renewal of the Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the following:

1.  NATURE, EXTENT AND QUALITY OF INVESTMENT ADVISORY SERVICES.

The Board considered the nature, extent and quality of services provided by the Adviser, including portfolio management, supervision of Fund operations, compliance and regulatory matters and general oversight of other service providers.  The Board discussed the adviser’s compliance procedures and noted that Heather Leonard had replaced Paul Dietrich as Chief Compliance Officer.  The Board concluded that with the addition of more staff at the Adviser, the quality of service had been at a consistently high level and that it was qualified to manage the Fund’s portfolio and to monitor the Fund’s compliance with applicable requirements under securities laws.

2.  INVESTMENT PERFORMANCE OF THE FUND MANAGER

The Board reviewed a Morningstar Report that contained information regarding the Fund’s performance.  The Report showed at the time of the Board Meeting that the Adviser’s performance was ranked in the top 1% of the Morningstar Category for the Fund for the past one-year, three-years and five-years.  The Board considered short-term and long-term investment performance for the fund over various periods since the beginning of the adviser’s agreement with the Fund over various periods of time as compared to both relevant equity indexes and the performance of the Fund’s Morningstar peer group universe, and concluded that the Adviser had delivered superior results consistent with the long-term investment strategies being pursued by the Fund.  The Board also noted that the Fund’s results compared favorable with other similarly managed accounts held by other Adviser clients.  After considering all of the information, the Board concluded that the performance obtained by the Adviser for the Fund was very good under current market conditions.  Although understanding that past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3. COST OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

The Board considered the Fund’s management fee and total expense ratio relative to industry averages for the Fund.  The Board noted that the Fund currently had a total annual fee of 2.25% of which 1.25% was for administration and 1% was the Investment Advisory Fee.  Based on the information provided by Morningstar, the Fund was in the highest quartile in its expense peer group based on total expenses.  However, given (1) the extremely small size of the Fund of approximately $8.7 million, and (2) that many administrative sub-advisory services maintained monthly minimum fees without consideration for the size of the fund, and (3) the global scope of the Fund required more expensive research and data services than would be needed if the Fund only invested in U.S. companies, the Board felt the higher fees were justified.  The Board reviewed total annual fees listed in Morningstar reports and found many funds had fees similar or higher if they were very small or were a global fund.  Board Member, Paul Dietrich, provided information that the Adviser charged higher fees to many of its clients, but also did charge a lower fee to some broker wrap programs where the wrap program provided some administrative and/or marketing or client service functions that Foxhall then didn’t have to provide.  Since the Adviser does not break out its profitability by specific accounts, the Board was not able to determine whether the Adviser specifically made a profit on the Fund.  The Board also examined the profits that could be expected to accrue to the Adviser if the Fund could grow its assets.  Board Member, Paul Dietrich, who is also the CEO of Foxhall Capital, stated that the Adviser was sufficiently capitalized to continue to provide adequate services to the Fund.  The Board also concluded that the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the superior investment performance, the global investment scope of the Fund and the extremely small size of the Fund.  The Board also concluded that both the Adviser’s and the Administrator’s profit from the Fund was not excessive given the extremely small size of the Fund.

4.  EXTENT OF ECONOMIES OF SCALE AS FUND GROWS.

The Board considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale.  The Board noted that as asset levels grow, certain service provider fees are reduced.  However, since the Fund’s assets have shrunk over the past year there were no economies of scales and none are expected in the upcoming year, unless there is a large increase in the assets of the Fund.  The Board also noted that the Adviser’s fees, which have been in place since the Fund’s inception, has been and continues to be a clear benefit to Fund Investors given the performance and the small size of the assets in the Fund.

The Board also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist.  The Board again noted that the fund’s assets have shrunk over the past year and are now approximately $8.7 million.  Given the shrinking assets of the Fund, the Board concluded that the extent of potential economies of scale were adequately addressed.

5.  BENEFITS DERIVED FROM THE RELATIONSHIP OF THE FUND.

The Board also considered the character and amount of other incidental or “fall-out” benefits received by the adviser from its association with the Fund.  The Board concluded that potential “fall-out” benefits that the Adviser may receive, such as greater name recognition or “soft dollar” research were negligible because of the small size of the Fund, the lack of marketing of the Fund and the fact that Foxhall Capital does not accept any “soft dollar” services.

6. CONCLUSIONS

All of these factors were considered by the Board.  In considering the Agreement, the Board did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Board and the independent Board Member that shareholders had received favorable relative performance at reasonable fees and, therefore, approval of the renewal of the investment advisory Agreement was in the best interest of the Fund and its shareholders.

A Note on Forward Looking Statements

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

Semi-Annual Report
December 31, 2008

Investment Advisor Foxhall Capital Management, Inc. 1613 Duke Street Alexandria, VA 22314 (800) 416 2053	Transfer Agent Fund Services, Inc. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 (800) 628 4077	Distributor Cullum & Burks Securities, Inc. 13355 Noel Road, Suite 1300, One Galleria Tower Dallas, TX 75240 (972) 755 0270
Administrator Foundation Management, Inc. 21509 Willisville Road Upperville, VA 20184 (800) 416 2053	Independent Registered Public Accounting Firm Sanville & Company Certified Public Accountants 1514 Old York Road Abington, PA 19001	Legal Counsel Frederick C. Summers, III, P.C. Attorney at Law 8235 Douglas Ave., Suite 1111 Dallas, TX 75225
Officers Paul Dietrich Chairman, President	Directors Paul Dietrich Douglas W. Powell	Custodian RBC Dain Rauscher, Inc. 510 Marquette Ave. Minneapolis, MN 55402-1106

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant does not currently have procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) as of the filing date of this report, registrant’s principal executive officer and principal financial officer found such disclosure controls and procedures to be effective.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.

By: /S/ Paul Dietrich
Paul Dietrich, President

Date: March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Paul Dietrich
Paul Dietrich, principal executive and principal financial officer

Date: March 6, 2009

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